DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)				3 Months Ended	10 Months Ended
	Jan. 21, 2026	Sep. 05, 2025	Mar. 28, 2025	Mar. 31, 2026	Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs		$ 14,319,936
Cash underwriting fee		4,600,000
Deferred Underwriting Fee		9,200,000		$ 9,200,000	$ 9,200,000
Other offering costs		519,936			$ 519,936
Percent of fair market value of target businesses				80.00%	80.00%
Percentage of ownership interest to be acquired				50.00%	50.00%
Trust Account		$ 230,000,000
Share price				$ 10	$ 10
Number of business days prior to business combination				2 days	2 days
Permitted Withdrawals percentage				5.00%	5.00%
Percentage of restriction on redemption of shares				15.00%	15.00%
Redemption percentage of shares if business combination not completed				100.00%	100.00%
Maximum period to complete the business combination				24 months	24 months
Maximum number of business days for completion of redemption				10 days	10 days
Dissolution expense payable from interest earned on trust account				$ 100,000	$ 100,000
Cash and cash equivalents				665,383	749,812
Working capital deficit				$ 726,579	$ 748,063
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price				$ 10	$ 10
Exercise price per share	$ 0.9
Sponsor | Unsecured promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount			$ 250,000	$ 151,636	$ 151,636
Founder shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor earnout shares	1,000,000
Transferred founder shares	1,250,000
Shares lock up period	6 months
Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price				$ 0.9	$ 0.09
Loans outstanding				$ 0	$ 0
Related Party Loans | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Loan amount converted into warrants				$ 1,500,000	$ 1,500,000
Working Capital Loan | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Convertible working capital loans	$ 1,500,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued		7,046,111			7,046,111
Price per warrant issued		$ 0.9
Gross proceeds from warrants issuance		$ 6,341,500
Private Placement Warrants | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued		4,490,555
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit				0.33	0.33
Exercise price				$ 11.5	$ 11.5
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit				1	1
Class A ordinary shares | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant				1	1
Exercise price				$ 11.5	$ 11.5
Class A ordinary shares | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant				1	1
Exercise price				$ 11.5	$ 11.5
Class B ordinary shares | Founder shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares forfeited	1,000,000
Class B ordinary shares | Founder shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consideration received from sponsor			$ 25,000	$ 25,000	$ 25,000
IPO including over-allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued		23,000,000
Price per unit issued		$ 10
Gross proceeds from initial public offering		$ 230,000,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum period to liquidate for trust accounts funds				24 months	24 months
Underwriters over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued		3,000,000
Underwriters over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued		2,555,556
Private investment in public equity financing
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	10,556,367
Price per unit issued	$ 10.2
Number of shares in a unit	1
Number of warrants in a unit	1
Exercise price	$ 12